Prepayments and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2026
Prepaid Expense and Other Assets, Current [Abstract]
Summary of prepayments and other current assets

	June 30, 2026	December 31, 2025
Prepaid expenses	$8,394	$6,947
Receivable from government authorities	—	5
Income tax receivable and input tax credits	4,018	1,024
Current contract costs (1)	—	1,627
Other current assets	5,647	10,437
Total	$18,059	$20,040

(1) Represents the current portion of the asset recognized from the costs to obtain contracts with customers. See Note 2.11 for more information.